LONG-TERM INVESTMENTS, NET - Long-term held to maturity investments (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
LONG-TERM INVESTMENTS, NET
Cost or Amortized cost	¥ 1,729,602
Gross unrealized gains	0
Gross unrealized losses	(28,362)
Fair value	¥ 1,701,240